24. Income Taxes (Details - Deferred income taxes) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Net operating loss carry forwards	$ 66,775	$ 29,574
Temporary differences due to accrued warranty costs	459	508
Investment in subsidiaries	4,134	4,796
Credits	16	16
Allowance for bad debts	21	23
Fair value adjustment arising from subsidiaries acquisition	4,949	159
Stock compensation	661	712
Unrealized gain/(loss) on derivatives	5,006	5,389
Unrealized investment gain/(loss)	4,314	4,644
CFC trade payable	0	2,098
Other temporary difference	7,318	13
Valuation allowance	(93,513)	(47,642)
Total deferred income tax assets	140	290
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(515)	(632)
Other	0	(116)
Total deferred income tax liabilities	(515)	(748)
Net deferred tax liabilities	$ (375)	$ (458)